Legal Proceedings - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Apr. 12, 2019	Jul. 13, 2013	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Sep. 03, 2019 ha	Dec. 31, 2016 MXN ($)
Disclosure of Commitments and Contingencies [Line Items]
Lease contract for a period		5 years
Long term lease contract period			21 years
Extended long term lease contract period			10 years
Cash advances by CEMEX Colombia						$ 13,400
Interest for advances						1,200
Purchase of the assets related to the project in Colombian pesos			$ 14,100			3,000,750
Impairment loss			$ 64,000	$ 23,000	$ 49,000
Area of land | ha								169.2
Excluding MOU and the Land MOU [member]
Disclosure of Commitments and Contingencies [Line Items]
Impairment loss						22,500	$ 13.4
CI Calizas [member]
Disclosure of Commitments and Contingencies [Line Items]
Reduction of other accounts payable						305,000	$ 305.0
Percentage of entity's revenue	0.90%
Zomam [member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage of entity's revenue	0.80%
Concentration Risk Percentage	0.30%
CEMEX Colombia [member]
Disclosure of Commitments and Contingencies [Line Items]
Number of Raw Materials Used For Production | shares			990
Bottom of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Expiration of property over the aforementioned assets			10 years
Top of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Expiration of property over the aforementioned assets			15 years
VAT Payable [member]
Disclosure of Commitments and Contingencies [Line Items]
Accounts payable						1,000			$ 1.0
Adjustments in accounts payable						$ 15,000